[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6275 rachaelschwartz@paulhastings.com
March 6, 2009	44046.00001

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:   The Tocqueville Trust (the “Trust”)

(Registration No. 033-08746)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the form of prospectus contained in the post-effective amendment to the registration statement on Form N-1A for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 35, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 2, 2009 pursuant to Rule 485(b).

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL, HASTINGS, JANOFSKY & WALKER